Salaries, wages and benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Salaries Wages And Benefits
INSS installment	R$ 221,490	R$ 190,776
Other labor obligations	426,239	409,675
Total Current Assets	647,729	600,451
INSS Installment	495,968	285,736
Total Non-Current Assets	495,968	285,736
Total Labor Obligations	1,143,697	886,187
Current	647,729	600,451
Non-Current	R$ 495,968	R$ 285,736